Risk Management Activities	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Risk Management Activities
37.	RISK MANAGEMENT ACTIVITIES

In the normal course of its operations, the Group is exposed to commodity price, currency, interest rate, liquidity, equity price and credit risk. In order to manage these risks, the Group has developed a comprehensive risk management process to facilitate control and monitoring of these risks.

Controlling and managing risk in the Group

Gold Fields has policies in areas such as counterparty exposure, hedging practices and prudential limits which have been approved by Gold Fields’ Board of Directors. Management of financial risk is centralised at Gold Fields’ treasury department (“Treasury”), which acts as the interface between Gold Fields’ operations and counterparty banks. Treasury manages financial risk in accordance with the policies and procedures established by the Gold Fields’ Board of Directors and Executive Committee.

Gold Fields’ Board of Directors has approved dealing limits for money market, foreign exchange and commodity transactions, which Gold Fields’ Treasury is required to adhere to. Among other restrictions, these limits describe which instruments may be traded and demarcate open position limits for each category as well as indicating counterparty credit related limits. The dealing exposure and limits are checked and controlled each day and reported to the Chief Financial Officer.

The objective of Treasury is to manage all financial risks arising from the Group’s business activities in order to protect profit and cash flows. Treasury activities of Gold Fields Limited and its subsidiaries are guided by the Treasury Policy, the Treasury Framework as well as domestic and international financial market regulations. Treasury activities are currently performed within the Treasury Framework with appropriate resolutions from the Board of Gold Fields Limited, which are reviewed and approved annually by the Audit Committee.

The financial risk management objectives of the Group are defined as follows:

Liquidity risk management: The objective is to ensure that the Group is able to meet its short-term commitments through the effective and efficient usage of credit facilities and cash resources.

Currency risk management: The objective is to maximise the Group’s profits by minimising currency fluctuations.

Funding risk management: The objective is to meet funding requirements timeously and at competitive rates by adopting reliable liquidity management procedures.

Investment risk management: The objective is to achieve optimal returns on surplus funds.

Interest rate risk management: The objective is to identify opportunities to prudently manage interest rate exposures.

Counterparty exposure: The objective is to only deal with approved counterparts that are of a sound financial standing and who have an official credit rating. The Group is limited to a maximum investment of 2.5% of the financial institutions’ equity, which is dependent on the institutions’ credit rating. The credit rating used is Fitch Ratings’ short-term credit rating for financial institutions.

Commodity price risk management: Commodity price risk management takes place within limits and with counterparts as approved in the Treasury Framework.

Operational risk management: The objective is to implement controls to adequately mitigate the risk of error and/or fraud.

Banking relations management: The objective is to maintain relationships with credible financial institutions and ensure that all contracts and agreements related to risk management activities are co-ordinated and consistent throughout the Group and that they comply where necessary with all relevant regulatory and statutory requirements.

Credit risk

Credit risk represents risk that an entity will suffer a financial loss due to the other party of a financial instrument not discharging its obligation.

The Group has reduced its exposure to credit risk by dealing with a number of counterparties. The Group approves these counterparties according to its risk management policy and ensures that they are of good credit quality.

Receivables are reviewed on a regular basis and an allowance for impairment is raised when they are not considered recoverable.

The combined maximum credit risk exposure of the Group is as follows:

	UNITED STATES DOLLAR
	2017	2016
Environmental trust funds	55.5	44.5
Trade and other receivables	66.5	68.5
Cash and cash equivalents	479.0	526.7

Trade receivables comprise banking institutions purchasing gold bullion and refineries purchasing copper concentrate. These receivables are in a sound financial position and no impairment has been recognised. Trade and other receivables above exclude VAT, import duties, prepayments, payroll receivables, derivative contracts and diesel rebates amounting to US$135.4 million (2016: US$101.7 million). Receivables that are past due but not impaired total US$nil (2016: US$nil). At 31 December 2017, receivables of US$0.1 million (2016: US$0.2 million) are considered impaired and are provided for. Concentration of credit risk on cash and cash equivalents and non-current assets is considered minimal due to the above mentioned investment risk management and counterparty exposure risk management policies.

Liquidity risk

In the ordinary course of business, the Group receives cash proceeds from its operations and is required to fund working capital and capital expenditure requirements. The cash is managed to ensure surplus funds are invested to maximise returns while ensuring that capital is safeguarded to the maximum extent possible by investing only with top financial institutions.

Uncommitted borrowing facilities are maintained with several banking counterparties to meet the Group’s normal and contingency funding requirements.

The following are the contractually due undiscounted cash flows resulting from maturities of all financial liabilities, including interest payments:

	UNITED STATES DOLLAR
	Within one year	Between one and five years	After five years	Total
2017
Trade and other payables	451.0	—	—	451.0
Copper derivative contracts	3.3	—	—	3.3
Borrowings[1]
- US$ borrowings[2]
- Capital	—	1,360.9	—	1,360.9
- Interest	61.3	87.8	—	149.1
- A$ borrowings[3]
- Capital	—	231.5	—	231.5
- Interest	9.5	13.9	—	23.4
- Rand borrowings[4]
- Capital	193.6	—	—	193.6
- Interest	10.8	—	—	10.8
Environmental rehabilitation costs[5]	6.5	24.8	349.7	381.0
South Deep dividend	1.6	5.3	5.8	12.7

Total	737.6	1,724.2	355.5	2,817.3

2016
Trade and other payables	459.3	—	—	459.3
Borrowings[1]
- US$ borrowings[2]
- Capital	127.0	1,510.9	—	1,637.9
- Interest	64.6	145.1	—	209.7
- Rand borrowings[4]
- Capital	61.0	—	—	61.0
- Interest	5.1	—	—	5.1
Environmental rehabilitation costs[5]	3.6	29.8	347.4	380.8
South Deep dividend	1.4	5.2	6.2	12.8

Total	722.0	1,691.0	353.6	2,766.6

1	Spot Rate: R12.58 = US$1.00 (2016: R14.03 = US$1.00).
2	US$ borrowings – Spot LIBOR (one month fix) rate adjusted by specific facility agreement: 1.5638% (2016: 0.75611% (one month fix)).
3	AU$ borrowings – Spot Bank Bill Swap Bid Rate (BBSY) (one month fix) rate adjusted by specific facility agreement: 1.76%.
4	ZAR borrowings – Spot JIBAR (one month fix) rate adjusted by specific facility agreement: 6.908% and bank overnight borrowing rate on uncommitted credit facilities: average of 8.3% (2016: 8.3%).
5	Although environmental rehabilitation costs do not meet the definition of a financial liability, the Group included the gross closure cost estimate in the undiscounted cash flows as it represents a future cash outflow (refer note 25.1). In South Africa and Ghana, US$55.5 million (2016: US$44.5 million) of the environmental rehabilitation costs is funded through the environmental trust funds.

Market risk

Gold Fields is exposed to market risks, including foreign currency, commodity price, equity securities price and interest rate risk associated with underlying assets, liabilities and anticipated transactions. Following periodic evaluation of these exposures, Gold Fields may enter into derivative financial instruments to manage some of these exposures.

IFRS 7 sensitivity analysis

IFRS 7 requires sensitivity analysis that shows the effects of reasonably possible changes of relevant risk variables on profit or loss or shareholders’ equity. The Group is exposed to commodity price, currency, interest rate and equity price risks. The effects are determined by relating the reasonably possible change in the risk variable to the balance of financial instruments at reporting date.

The amounts generated from the sensitivity analysis below are forward looking estimates of market risks assuming certain adverse or favourable market conditions occur. Actual results in the future may differ materially from those projected results and therefore should not be considered a projection of likely future events and gains/losses.

Foreign currency sensitivity

General and policy

In the ordinary course of business, Gold Fields enters into transactions, such as gold sales, denominated in foreign currencies, primarily US Dollar. In addition, Gold Fields has investments and indebtedness in US Dollar, as well as South African Rand.

Gold Fields may from time to time establish currency financial instruments to protect underlying cash flows.

Gold Fields’ revenues and costs are very sensitive to the Australian Dollar/US Dollar and South African Rand/US Dollar exchange rates because revenues are generated using a gold price denominated in US Dollar, while costs of the Australian and South African operations are incurred principally in Australian Dollar and South African Rand, respectively. Depreciation of the Australian Dollar and/or South African Rand against the US Dollar reduces Gold Fields’ average costs when they are translated into US Dollar, thereby increasing the operating margin of the Australian and/or South African operations. Conversely, appreciation of the Australian Dollar and/or South African Rand results in Australian and/or South African operating costs increasing when translated into US Dollar, resulting in lower operating margins. The impact on profitability of changes in the value of the Australian Dollar and South African Rand against the US Dollar could be substantial.

Although this exposes Gold Fields to transaction and translation exposure from fluctuations in foreign currency exchange rates, Gold Fields does not generally hedge its foreign currency exposure, although it may do so in specific circumstances, such as financing projects or acquisitions. Also, Gold Fields on occasion undertakes currency hedging to take advantage of favourable short-term fluctuations in exchange rates when management believes exchange rates are at unsustainable levels.

Currency risk only exists on account of financial instruments being denominated in a currency that is not the functional currency and being of a monetary nature. The Group had no significant exposure to currency risk relating to financial instruments at 31 December 2017 and 2016. Differences resulting from the translation of financial statements into the Group’s presentation currency are not taken into account.

Foreign currency hedging experience

On 25 February 2016, South Deep entered into US$/Rand forward exchange contracts for a total delivery of US$69.8 million starting at July 2016 to December 2016. The average forward rate achieved over the six-month period was R16.8273. The hedge was delivered into in July and in August and the balance closed out in September 2016. The average rate achieved on delivery and close out was R13.8010, resulting in a profit of R211.2 million (US$14.4 million). At 31 December 2017 and 2016, there were no material foreign currency contract positions.

Commodity price hedging policy

Gold and copper

The market prices of gold and to a lesser extent copper have a significant effect on the results of operations of Gold Fields, the ability of Gold Fields to pay dividends and undertake capital expenditures, and the market price of Gold Fields’ ordinary shares. Gold and copper prices have historically fluctuated widely and are affected by numerous industry factors over which Gold Fields does not have any control. The aggregate effect of these factors on the gold and copper price, all of which are beyond the control of Gold Fields, is impossible for Gold Fields to predict.

Oil

The market price of oil has a significant effect on the results of the offshore operations of Gold Fields. The offshore operations consume large quantities of diesel in the running of their mining fleets. Oil prices have historically fluctuated widely and are affected by numerous factors over which Gold Fields does not have any control.

Commodity price hedging experience

The Group’s policy is to remain unhedged to the gold and copper price. However, hedges are sometimes undertaken as follows:

•	to protect cash flows at times of significant expenditure;

•	for specific debt servicing requirements; and

•	to safeguard the viability of higher cost operations.

To the extent that it enters into commodity hedging arrangements, Gold Fields seeks to use different counterparty banks consisting of local and international banks to spread risk. None of the counterparties is affiliated with, or related parties of, Gold Fields.

Gold and copper

In November 2017, South Deep entered into zero-cost collars for the period January 2018 to December 2018 for 63,996 ounces of gold. The strike prices are R600,000 per kilogram on the floor and R665,621 per kilogram on the cap. At 31 December 2017, the mark-to-market value of the hedge was a positive US$10.9 million.

In April 2017 and June 2017, the Australian operations entered into a combination of zero-cost collars and forward sales transactions for the period July 2017 to December 2017 for 295,000 ounces of gold. The average strike prices on the collars were A$1,695.9 per ounce on the floor and A$1,754.2 per ounce on the cap. The average forward price was A$1,719.9 per ounce. At 31 December 2017, there were no open positions and the total realised gain was US$15.3 million.

In July 2017, Peru entered into zero-cost collars for the period August 2017 and December 2017 for 8,250 tonnes of copper. The average floor price was US$5,867 per tonne and the average cap was US$6,300 per tonne. In November 2017, further zero-cost collars were entered into for the period January 2018 to December 2018. A total volume of 29,400 tonnes was hedged, at an average floor price of US$6,600 per tonne and an average cap price of US$7,431 per tonne. At 31 December 2017, the mark-to-market value on the hedge was a negative US$3.3 million.

Oil

In May 2017 and June 2017, the Ghanaian operations entered into fixed price ICE Gasoil cash settled swap transactions for a total of 125.8 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$457.2 per metric tonne (equivalent US$61.4 per barrel). At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.8 per barrel. At 31 December 2017, the mark-to-market value on the hedge was a positive US$9.0 million.

In May 2017 and June 2017, the Australian operations entered into fixed price Singapore 10ppm Gasoil cash settled swap transactions for a total of 77.5 million litres of diesel for the period June 2017 to December 2019. The average swap price is US$61.15 per barrel. At the time of the transactions, the average Brent swap equivalent over the tenor was US$49.92 per barrel. At 31 December 2017, the mark-to-market value on the hedge was a positive US$5.1 million.

Equity securities price risk

General

The Group is exposed to equity securities price risk because of investments held by the Group which are classified as available-for-sale. To manage its price risk arising from investments in equity securities, the Group diversifies its portfolio. Diversification of the portfolio is done in accordance with limits set by the Group.

The Group’s equity investments are publicly traded and are listed on one of the following exchanges:

•	JSE Limited

•	Toronto Stock Exchange

•	Australian Stock Exchange

•	London Stock Exchange

The table below summarises the impact of increases/decreases of the exchanges on the Group’s shareholders’ equity in case of shares (sensitivity to equity security price). The analysis is based on the assumption that the share prices quoted on the exchange have increased/decreased with all other variables held constant and the Group’s investments moved according to the historical correlation with the index.

	UNITED STATES DOLLAR
	(Decrease)/increase in equity price
	(10.0%)	(5.0%)	5.0%	10.0%
2017
(Decrease)/increase in other comprehensive income[1]	(9.9)	(5.0)	5.0	9.9
2016
(Decrease)/increase in other comprehensive income[1]	(1.1)	(0.5)	0.5	1.1

1	Spot rate: R12.58 = US$1.00 (2016: R14.03 = US$1.00).

Interest rate sensitivity

General

As Gold Fields has no significant interest-bearing assets, the Group’s income and operating cash flows are substantially independent of changes in market interest rates. Gold Fields’ interest rate risk arises from borrowings.

As of 31 December 2017, Gold Fields’ borrowings amounted to US$1,781.5 million (2016: US$1,692.9 million). Gold Fields generally does not undertake any specific action to cover its exposure to interest rate risk, although it may do so in specific circumstances.

Interest rate sensitivity analysis

The portion of Gold Fields’ interest-bearing borrowings at year-end that is exposed to interest rate fluctuations is US$933.6 million (2016: US$846.5 million). These borrowings are normally rolled for periods between one and three months and are therefore exposed to the rate changes in this period. The remainder of the borrowings bear interest at a fixed rate.

US$508.5 million (2016: US$785.5 million) of the total borrowings at reporting date is exposed to changes in the LIBOR rate, US$79.5 million (2016: US$nil) is exposed to the JIBAR rate, US$114.1 million (2016: US$61.0 million) is exposed to the South African Prime (“Prime”) interest rate and US$231.5 million (2016: US$nil) is exposed to the BBSY rate. The relevant interest rates for each facility are described in note 24.

The table below summarises the effect of a change in finance expense on the Group’s profit or loss had LIBOR, JIBAR, Prime and BBSY differed as indicated (sensitivity to interest rates). The analysis is based on the assumption that the applicable interest rate increased/decreased with all other variables held constant. All financial instruments with fixed interest rates that are carried at amortised cost are not subject to the interest rate sensitivity analysis.

	UNITED STATES DOLLAR
	Change in interest expense for a nominal change in interest rates
	(1.5%)	(1.0%)	(0.5%)	0.5%	1.0%	1.5%
2017
Sensitivity to LIBOR interest rates	(11.3)	(7.5)	(3.8)	3.8	7.5	11.3
Sensitivity to BBSY interest rates[1]	(0.8)	(0.5)	(0.3)	0.3	0.5	0.8
Sensitivity to JIBAR and prime interest rates[2]	(2.0)	(1.3)	(0.7)	0.7	1.3	2.0

Change in finance expense	(14.1)	(9.3)	(4.8)	4.8	9.3	14.1

2016
Sensitivity to LIBOR interest rates	(12.0)	(8.0)	(4.0)	4.0	8.0	12.0
Sensitivity to JIBAR and prime interest rates[2]	(0.6)	(0.4)	(0.2)	0.2	0.4	0.6

Change in finance expense	(12.6)	(8.4)	(4.2)	4.2	8.4	12.6

1	Average rate: A$0.77 = US$1.00 (2016: A$0.75: US$1.00).
2	Average rate: R13.33 = US$1.00 (2016: R14.7 = US$1.00).